Consolidated Statements of Operations (Unaudited) (USD $) In Thousands, except Per Share data	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Consolidated Statements of Operations [Abstract]
Revenue	$ 489,186	$ 302,362
Service expenses	316,352	207,799
Selling, general and administrative expenses	48,752	40,329
Depreciation and amortization	48,905	45,033
Income from continuing operations before interest and taxes	75,177	9,201
Interest expense	14,127	14,741
Interest income	(95)	(64)
Income (loss) from continuing operations before taxes	61,145	(5,476)
Taxes	23,126	(1,590)
Income (loss) from continuing operations	38,019	(3,886)
Income from discontinued operations (net of tax expenses of $135 and $248, respectively)	915	1,124
Net income (loss)	$ 38,934	$ (2,762)
Earnings (loss) per share information:
Basic Continuing operations	$ 0.5	$ (0.05)
Basic Discontinued operations	$ 0.01	$ 0.01
Basic income (loss) per share	$ 0.51	$ (0.04)
Diluted Continuing operations	$ 0.48	$ (0.05)
Diluted Discontinued operations	$ 0.02	$ 0.01
Diluted income (loss) per share	$ 0.5	$ (0.04)
Weighted average shares:
Basic	76,942	75,699
Diluted	78,599	75,699